Cover	Aug. 24, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 24, 2023 (the “Original 8-K”) reflects a correction of a typographical error of the date on which the pricing period began with respect to the average daily volume weighted average price of Faraday Future Intelligent Electric Inc.’s (the “Company”) Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) under Item 3.02. Other than such corrections, there are no other changes to the body of the Original 8-K.
Document Period End Date	Aug. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18455 S. Figueroa Street
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	424
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFIE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FFIEW
Security Exchange Name	NASDAQ